Commitments and Contingent Liabilities - Additional Information (Detail)			12 Months Ended
	Aug. 09, 2020 m²	Jul. 15, 2015	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($)
Operating leases, Future minimum payments due, Next twelve months			$ 1,821,000
Operating leases, Future minimum payments, Due in two years			348,000
Operating leases, Future minimum payments, Due in three years			30,000
Operating leases, Rent expense			2,670,000	$ 2,527,000	$ 2,368,000
Additional royalty per chip			0.1
Total value of open purchase orders			50,591,000	12,417,000
Purchase obligation			6,563,000	3,614,000
Indemnification Agreement [Member]
Guarantor obligations, Current carrying value			0	0
Research and Development Arrangement [Member]
Contractual obligation			0
Cost of Sales [Member]
Royalty expense			$ 844,000	$ 711,000	389,000
Research and Development Expense [Member]
Repayment of liability for the received grant					$ 2,028,000
Minimum [Member]
Percentage of net revenues per chip paid as royalty			1.00%
Maximum [Member]
Percentage of net revenues per chip paid as royalty			3.50%
Future Extension Periods [Member]
Operating leases, Future minimum payments due, Next twelve months			$ 10,000
Operating leases, Future minimum payments, Due in two years			1,457,000
Operating leases, Future minimum payments, Due in three years			1,689,000
Operating leases, Future minimum payments, Due in four years			$ 281,000
Vehicles [Member]
Lessee, Operating lease, Term of contract			3 years
Office Building [Member]
Net rentable area | m²	5,500		5,500	6,295
Lessee, Operating lease, Expiration period			2023-02
Lessee, Operating lease, Amended lease terms	According to that amendment, the lease term started on March 1, 2021 and will last through February 28, 2023
Lessee, Operating lease, Option to extend	This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2025
Lessee, Operating lease, Option to extend, End date	Feb. 28, 2025
Office Building [Member] | Before Extension [Member]
Lessee, Operating lease, Expiration period		2021-02
Office Building [Member] | Other Noncurrent Assets [Member]
Security deposit, Non current			$ 433,000	$ 336,000